Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Ordinary Shares		Subscription receivable	Additional paid in capital	(Accumulated losses) Retained earnings	Accumulated other comprehensive (loss) income	Total Mint shareholders’equity	Noncontrolling interests	Total
Balance at Mar. 31, 2023						$ 4,000	[1]	$ (4,000)	$ 1,284	$ 408,535	$ (717)	$ 409,102		$ 409,102
Balance (in Shares) at Mar. 31, 2023	[1]	1,400,000		700,000		2,100,000
Net income (loss)							[1]			783,438		783,438		783,438
Subscription received							[1]	4,000				4,000		4,000
Foreign currency translation adjustment							[1]				1,180	1,180		1,180
Balance at Mar. 31, 2024						$ 4,000	[1]		1,284	1,191,973	463	1,197,720		$ 1,197,720
Balance (in Shares) at Mar. 31, 2024		1,400,000	[1]	700,000	[1]	2,100,000	[1]							2,100,000
Net income (loss)							[1]			(1,461,116)		(1,461,116)		$ (1,461,116)
Issuance of new shares							[1]		6,058,248			6,058,248		$ 6,058,248
Issuance of new shares (in Shares)		201,250	[1]			201,250	[1]							201,250
Foreign currency translation adjustment							[1]				4,616	4,616		$ 4,616
Balance at Mar. 31, 2025						$ 4,000	[1]		6,059,532	(269,143)	5,079	5,799,468		$ 5,799,468
Balance (in Shares) at Mar. 31, 2025		1,601,250	[1]	700,000	[1]	2,301,250	[1]							2,301,250
Net income (loss)							[1]			(10,314,672)		(10,314,672)	(532)	$ (10,315,204)
Issuance of new shares							[1]		7,820,000			7,820,000		$ 7,820,000
Issuance of new shares (in Shares)		200,000	[1]		[1]	200,000	[1]							200,000
Conversion of Ordinary Shares - Class B shares to Ordinary Shares -class A							[1]
Conversion of Ordinary Shares - Class B shares to Ordinary Shares -class A (in Shares)		210,000	[1]	(210,000)	[1]		[1]
Stock Issued During Period, Shares, Reverse Stock Splits		27	[1]		[1]	27	[1]							27
Foreign currency translation adjustment							[1]				(19,983)	(19,983)	(4)	$ (19,987)
Balance at Mar. 31, 2026		$ 2,011,277	[1]			$ 4,000	[1]		$ 13,879,532	$ (10,583,815)	$ (14,904)	$ 3,284,813	$ (536)	$ 3,284,277
Balance (in Shares) at Mar. 31, 2026		2,011,277		490,000	[1]	2,501,277	[1]							2,501,277

[1]	Shares presented on a retrospective basis to reflect the Reverse Stock Split on May 6, 2026 and the share subdivision on August 19, 2024 (see Note 13)